FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PP&E
Property, plant and equipment at beginning of period	R$ 33,315,874	R$ 32,370,392
Property, plant and equipment at beginning of period	33,315,874	32,370,392	R$ 27,965,837
Additions/ Constitution	1,317,549	3,467,840	1,836,327
Write-offs/ reversals	(210,839)	(728,650)	7,129,087
Depreciation	(1,793,046)	(1,718,794)	(1,684,952)
Transfer	33,374	(74,915)	(465,922)
Held for sale			(2,409,985)
Property, plant and equipment at end of period	32,662,912	33,315,874	32,370,392
Property, plant and equipment at end of period	32,662,912	33,315,874	32,370,392
Fixed assets in service
PP&E
Property, plant and equipment at beginning of period	20,978,723	22,199,651
Property, plant and equipment at beginning of period		22,199,651	23,945,941
Additions/ Constitution		418,145	827,601
Additions / Constitution	(968,866)
Write-offs/ reversals	76,755	445,937	644,397
Depreciation	(1,676,164)	(1,560,161)	(1,684,952)
Transfer	698,425	(524,849)	680,784
Held for sale			(2,214,119)
Property, plant and equipment at end of period	19,108,873	20,978,723	22,199,651
Property, plant and equipment at end of period			22,199,651
Fixed assets in service | Impairment
PP&E
Property, plant and equipment at beginning of period	(2,643,377)	(3,179,262)
Additions/ Constitution	(913,916)	(144,637)
Write-offs/ reversals	606,826	680,522
Property, plant and equipment at end of period	(2,852,428)	(2,643,377)	(3,179,262)
Fixed assets in service | Right-of-use
PP&E
Property, plant and equipment at beginning of period	1,255,295
Property, plant and equipment at beginning of period	1,255,295
Additions/ Constitution	2,555	404,633
Write-offs/ reversals	(33,264)	(3,208)
Depreciation	(116,882)	(138,850)
Transfer		992,719
Property, plant and equipment at end of period	1,107,704	1,255,295
Property, plant and equipment at end of period	1,107,704	1,255,295
Dams, reservoirs and water mains
PP&E
Property, plant and equipment at beginning of period	6,931,726	7,220,782
Property, plant and equipment at beginning of period	6,931,726	7,220,783	7,561,599
Additions/ Constitution	94,218	5,716	5,333
Write-offs/ reversals	(37,741)
Depreciation	(377,395)	(309,769)	(355,568)
Transfer	78,746	14,997	9,419
Property, plant and equipment at end of period	6,689,554	6,931,726	7,220,782
Property, plant and equipment at end of period	6,689,554	6,931,726	7,220,783
Buildings, civil works and improvements
PP&E
Property, plant and equipment at beginning of period	3,282,430	3,432,009
Property, plant and equipment at beginning of period	3,282,430	3,432,009	3,736,082
Additions/ Constitution	2,367	11,148	14,077
Write-offs/ reversals	(3,999)		(3,242)
Depreciation	(190,430)	(171,285)	(202,441)
Transfer	34,167	10,558	6,258
Held for sale			(118,725)
Property, plant and equipment at end of period	3,124,535	3,282,430	3,432,009
Property, plant and equipment at end of period	3,124,535	3,282,430	3,432,009
Buildings, civil works and improvements | Right-of-use
PP&E
Property, plant and equipment at beginning of period	219,192
Property, plant and equipment at beginning of period	219,192
Additions/ Constitution	99	274,505
Write-offs/ reversals	(18,840)	(3,208)
Depreciation	(43,550)	(52,105)
Property, plant and equipment at end of period	156,901	219,192
Property, plant and equipment at end of period	156,901	219,192
Machines and equipment
PP&E
Property, plant and equipment at beginning of period	13,067,839	14,132,898
Property, plant and equipment at beginning of period	13,067,839	14,132,898	16,530,172
Additions/ Constitution	879	545,073	650,705
Write-offs/ reversals	(485,758)	(8,943)	(139,698)
Depreciation	(1,076,178)	(1,060,341)	(1,099,469)
Transfer	520,017	(540,848)	637,762
Held for sale			(2,446,574)
Property, plant and equipment at end of period	11,928,760	13,067,839	14,132,898
Property, plant and equipment at end of period	11,928,760	13,067,839	14,132,898
Machines and equipment | Right-of-use
PP&E
Property, plant and equipment at beginning of period	1,031,839
Property, plant and equipment at beginning of period	1,031,839
Additions/ Constitution	2,363	125,323
Write-offs/ reversals	(14,424)
Depreciation	(72,843)	(86,203)
Transfer		992,719
Property, plant and equipment at end of period	946,935	1,031,839
Property, plant and equipment at end of period	946,935	1,031,839
Others
PP&E
Property, plant and equipment at beginning of period	340,105	593,224
Property, plant and equipment at beginning of period	340,105	593,224	318,104
Additions/ Constitution		845	225,881
Additions / Constitution	(152,414)
Write-offs/ reversals	(2,573)	(225,642)	(3,892)
Depreciation	(32,161)	(18,766)	(27,474)
Transfer	65,495	(9,556)	27,345
Held for sale			(53,260)
Property, plant and equipment at end of period	218,452	340,105	593,224
Property, plant and equipment at end of period	218,452	340,105	593,224
Others | Right-of-use
PP&E
Property, plant and equipment at beginning of period	4,264
Property, plant and equipment at beginning of period	4,264
Additions/ Constitution	93	4,805
Depreciation	(489)	(542)
Property, plant and equipment at end of period	3,868	4,264
Property, plant and equipment at end of period	3,868	4,264
Provision for recoverable value of assets (Impairment) | Impairment
PP&E
Property, plant and equipment at beginning of period		(3,179,262)	(4,200,016)
Additions/ Constitution			(68,395)
Write-offs/ reversals			791,229
Held for sale			297,920
Property, plant and equipment at end of period			(3,179,262)
Fixed assets in progress and its provision
PP&E
Property, plant and equipment at beginning of period	11,081,856	10,170,741
Property, plant and equipment at beginning of period		10,170,741	4,019,896
Additions/ Constitution	2,283,860	2,645,062	1,008,726
Write-offs/ reversals	(254,330)	(1,171,379)	6,484,690
Depreciation		(19,783)
Transfer	(665,051)	(542,785)	(1,146,706)
Held for sale			(195,866)
Property, plant and equipment at end of period	12,446,335	11,081,856	10,170,741
Property, plant and equipment at end of period			10,170,741
Fixed assets in progress
PP&E
Property, plant and equipment at beginning of period	15,794,896	14,421,659
Property, plant and equipment at beginning of period	15,794,896	14,421,659	14,124,525
Additions/ Constitution	2,283,860	3,107,184	1,661,302
Write-offs/ reversals	(254,330)	(1,171,379)	(21,597)
Depreciation		(19,783)
Transfer	(665,051)	(542,785)	(1,146,706)
Held for sale			(195,866)
Property, plant and equipment at end of period	17,159,375	15,794,896	14,421,659
Property, plant and equipment at end of period	17,159,375	15,794,896	14,421,659
Fixed assets in progress | Impairment
PP&E
Property, plant and equipment at beginning of period	(4,713,040)	(4,250,918)
Additions/ Constitution		(462,122)
Property, plant and equipment at end of period	R$ (4,713,040)	(4,713,040)	(4,250,918)
Provision for recoverable value of assets (Impairment) | Impairment
PP&E
Property, plant and equipment at beginning of period		R$ (4,250,918)	(10,104,629)
Additions/ Constitution			(652,576)
Write-offs/ reversals			6,506,287
Property, plant and equipment at end of period			R$ (4,250,918)